ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable as of March 31, 2025 and September 30, 2024 are as follows:

	March 31,	September 30,
	2025	2024
		audited
Accounts receivable	$5,686,131	$6,078,115
Less: allowance for credit losses	(1,031,775)	(780,109)
Account receivable, net	$4,654,356	$5,298,006

Allowance for credit losses movement for the six months ended March 31, 2025 and 2024 is as follows:

	2025	2024
Beginning balance	$780,109	$634,166
Adoption ASU 2016-13	—	64,930
Reversal	—	(16,087)
Additions	273,849	—
Foreign currency translation adjustments	(22,183)	7,362
Ending balance	$1,031,775	$690,371